GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

20. GENERAL AND ADMINISTRATIVE EXPENSES

The following is a breakdown of general and administrative expenses for the years ended December 31, 2025 and 2024:

	2025 $	2024 $

Insurance	225,848	62,970
IT and communications	201,337	119,795
Office and miscellaneous	233,544	118,392
Rent	333,195	161,293
Travel	108,971	232,193
VAT	-	61,374
	1,102,895	756,017